Long-term Investments: Summarized unaudited information on equity method investees, Balance Sheet data (Tables)	12 Months Ended
Dec. 31, 2011
Summarized unaudited information on equity method investees, Balance Sheet data:
Summarized unaudited information on equity method investees, Balance Sheet data
Balance sheet data	At December 31, 2011 (unaudited)	At December 31, 2010 (unaudited)
Current assets	20,065	14,268
Non-current assets	14,750	15,861
Current liabilities	8,106	3,836
Non-current liabilities	651	549